TAXES ON INCOME (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
SCHEDULE OF DEFERRED TAX ASSETS

As of September 30,
Composition of deferred tax assets:	2021
Net operating loss carry-forward	$3,880
Deferred tax liability in respect of Share Purchase Agreement (see note 1B)	(315)
Valuation allowance	(3,880)
Net deferred tax liabilities	$(315)

	As of December 31
Composition of deferred tax assets:	2020	2019
Net operating loss carry-forward	$2,661	$1,585
Research and development credits	104	112
Deferred revenues	177	-
Others	75	9
Net deferred tax asset before deferred tax liabilities and valuation allowance	3,017	1,706

Composition of deferred tax liabilities:
Prepaids	88	-
Depreciation costs	407	-
Net deferred tax asset before valuation allowance	2,522	1,706

Valuation allowance	(2,522)	(1,706)
Net deferred tax assets	$-	$-

SCHEDULE OF RECONCILE THE STATUTORY INCOME TAX RATE TO EFFECTIVE INCOME TAX RATE

Nine months ended September 30,
2021
Unaudited
Tax rate	23%

Tax expense (benefit) at statutory rate	$(5,647)
Tax rate differential	(31)
Permanent differences with respect to stock-based compensation	130
Permanent differences with respect to derivative warrants liabilities, bifurcated conversion feature and convertible loans	3,815
Change in temporary differences	1,733
Income tax expense (benefit)	$-

	Year Ended December 31,
	2020	2019

Tax rate	23%	23%

Tax expense (benefit) at statutory rate	$(6,572)	$(2,054)
Tax rate differential	45	-
Permanent differences with respect to stock-based compensation	594	639
Permanent differences with respect to derivative warrants liabilities, bifurcated conversion feature and convertible loans	2,738	858
Permanent differences with respect to call option to acquire potential acquiree	731	-
Permanent differences with respect to IPR&D acquired	1,925	-
Change in temporary differences	(437)	111
Others	-	2
Loss carryforwards	976	444
Income tax expense (benefit)	$-	$-